PROVISIONS, CONTINGENCIES AND COMMITMENTS	6 Months Ended
Jun. 26, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, CONTINGENCIES AND COMMITMENTS
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2019	168	28	196
Charged/(credited) to profit or loss:
Additional provisions recognised	90	3	93
Unused amounts reversed	(4)	—	(4)
Utilised during the period	(56)	(1)	(57)
Translation	—	(2)	(2)
Balance as at 26 June 2020	198	28	226
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
In January 2020, we announced proposals in Germany to close five distribution centres during the course of 2020 subject to full consultation with employees and their representatives, and a new commercial restructuring initiative relating to vending operations and sales functions. During the six months ended 26 June 2020, restructuring charges of €78 million were recognised in connection with these proposals, made up of severance costs provisions of €67 million and accelerated depreciation charges of €11 million.
Commitments
There have been no significant changes in commitments since 31 December 2019. Refer to Note 22 of the 2019 Consolidated Financial Statements for further details about the Group’s commitments.
Contingencies
There have been no significant changes in contingencies since 31 December 2019. Refer to Note 22 of the 2019 Consolidated Financial Statements for further details about the Group’s contingencies.